Basis of Preparation - Summary of Impact of Adoption of IFRS 15 on Statement of Financial Position and Statement of Financial Position (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of impact of adoption of IFRS 15 on financial statements [line items]
Current assets	R$ 27,796	R$ 8,537
Concession financial assets	1,071	848
Concession contract assets	131
Other current assets	26,594
Non-current assets	32,059	33,703
Concession financial assets	4,927	6,605
Concession contract assets	1,598
Intangible assets	10,777	11,156	R$ 10,820	R$ 10,275
Other non-current assets	14,757
Total assets	59,855	42,240
Current liabilities	23,394	8,663
Non-current liabilities	20,522	19,247
Total liabilities	43,916	27,910
Shareholders' equity	15,939	R$ 14,330	R$ 12,934	R$ 12,988
Without adoption of IFRS 15 [member]
Disclosure of impact of adoption of IFRS 15 on financial statements [line items]
Current assets	27,796
Concession financial assets	1,202
Other current assets	26,594
Non-current assets	32,059
Concession financial assets	5,925
Intangible assets	11,377
Other non-current assets	14,757
Total assets	59,855
Current liabilities	23,394
Non-current liabilities	20,522
Total liabilities	43,916
Shareholders' equity	15,939
Adjustments on adoption of IFRS 15 [member]
Disclosure of impact of adoption of IFRS 15 on financial statements [line items]
Concession financial assets	(131)
Concession contract assets	131
Concession financial assets	(998)
Concession contract assets	1,598
Intangible assets	R$ (600)